LIQUIDITY AND GOING CONCERN CONSIDERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN CONSIDERATIONS

NOTE 3 - LIQUIDITY AND GOING CONCERN CONSIDERATIONS

The accompanying interim condensed financial statements have been prepared assuming that the Company will continue as a going concern. The Company’s financial position and operating results raise substantial doubt about the Company’s ability to continue as a going concern, as reflected by the net loss of approximately $4.1 million for the nine months ended September 30, 2022, accumulated deficit of approximately $31.0 million as of September 30, 2022 and a deficiency in working capital of approximately $3.0 million at September 30, 2022. The ability of the Company to continue as a going concern is dependent upon commencing operations, developing sales and obtaining additional capital and financing. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. The Company is currently seeking additional capital to allow it to grow its operations

 Curative Biotechnology, Inc

Notes to Condensed Financial Statements

(Unaudited)

NOTE 3 - LIQUIDITY AND GOING CONCERN CONSIDERATIONS

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company’s financial position and operating results raise substantial doubt about the Company’s ability to continue as a going concern, as reflected by the net loss of approximately $5.3 million and accumulated deficit of approximately $26.9 million through December 31, 2021. The ability of the Company to continue as a going concern is dependent upon commencing operations, developing sales and obtaining additional capital and financing. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. The Company is currently seeking additional capital to allow it to grow its operations